Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Contingent Liabilities

Note 22 - Contingent Liabilities

A.	Legal proceedings against the Company

B Communications, the company and five members of B Communications’ Board of Directors were named as respondents in a motion to certify a claim as a derivative claim instituted in the Tel Aviv District Court (Economic Affairs Division) on July 28, 2016. The plaintiff has alleged that NIS 113 out of the dividends distributed by us in May 2016 was distributed unlawfully as such amount was not included in B Communications profit and loss report, and therefore does not qualify as a “surplus” that may be lawfully distributed as dividends under the Israeli Companies Law. A pretrial hearing was held in March 2017, in which the court allowed B communications to file an additional brief response and a supplementary expert opinion, in order to respond to the arguments. B communications filed the additional responses on in June 2017. The court further held that the parties should consider the possibility of a constructive dialogue regarding the issues in dispute and instructed the parties to inform the court about the results of this dialogue, and whether they want to set a date for an evidentiary hearing or additional preliminary motions. The dialogue process failed, and accordingly, the court set dates for the evidentiary hearing (as part of the motion to certify) for January 6, 2019. On January 6, 2019, evidentiary hearings were held. The court decided that B Communications summaries must be submitted by May 28, 2019, and the reply on behalf of the plaintiff must be submitted by June 10, 2019. B communications believe it is likely that the motion will be approved since the burden of proof at this preliminary stage of the derivative claim is very low.

B.	Legal proceedings against B Communications

On June 29, 2017, Plaintiff Lynne P. Maleeff commenced litigation on behalf of a purported class of all persons and entities who purchased or otherwise acquired our shares between March 18, 2015 and September 6, 2017. The original defendants were B Communications, Doron Turgeman (IGLD CEO), Itzik Tadmor (our CFO) and Ehud Yahalom (our former CFO). On December 8, 2017, lead plaintiffs filed an amended complaint adding ten new defendants: Shaul Elovitch, Or Elovitch, Ron Eilon, Stella Handler, David Mizrahi, Micky Neiman, Allon Raveh, Linor Yochelman, DBS and Eurocom Communications.

The amended complaint alleges a single cause of action against B Communications for violation of Section 10(b) of the Exchange Act and SEC Rule 10b-5 promulgated thereunder. The complaint alleges that B Communications made false and misleading statements and omissions in its SEC filings.

On February 20, 2018, B Communications moved to dismiss the litigation for failure to state a claim or, alternatively, to stay the litigation pending the outcome of criminal investigations in Israel. Our motion to dismiss asserted that plaintiffs failed to allege that B Communications had the required knowledge or scienter about the purported wrongdoing by other defendants and that B Communications did not make any materially false statements. Plaintiffs filed their opposition to the motion.

The court issued a decision dated September 27, 2018 granting in part and denying in part B Communications motion to dismiss. The court dismissed all claims against B communications company relating to our code of ethics, internal controls, and compliance with laws generally and all claims relating to the Bezeq subcommittee reviewing the Bezeq-Yes transaction except for certain allegations relating to statements in one particular filing and to allegations regarding our statements about B Communications or Bezeq’s free cash flow. The court denied our motion to stay without prejudice to our ability to seek a stay in the future if circumstances change. On July 12, 2018, motions to dismiss were filed by (1) defendants Doron Turgeman, Itzik Tadmor, and Ehud Yahalom, all former officers of our company, (2) Ron Eilon, Micky Neiman and DBS; and (3) Stella Handler, Allon Raveh, Linor Yochelman, and David Mizrahi, officers of Bezeq.

On March 28, 2019, the court concluded that the complaint failed to allege claims against B communications executive officers for either primary violations of the U.S. securities laws or “control person” liability for the alleged violations by others of the U.S. securities laws. The court therefore dismissed the complaint against Doron Turgeman, Itzik Tadmor and Ehud Yahalom. The court also concluded that the complaint failed to adequately allege personal jurisdiction against certain executive officers of Bezeq and DBS. The court therefore dismissed the complaint against the DBS and Bezeq defendants for lack of personal jurisdiction.

The claims against B Communications have stayed under the governing statute pending the outcome of the other defendants’ motions to dismiss. While B Communications have solid arguments in favor, it is impossible to predict how the court will ultimately rule.

Similar class action lawsuits were filed in Israel and are described in section D below.

D.	Legal proceedings against the Bezeq Group

During the normal course of business, legal claims are filed against the Bezeq Group companies or there are pending claims against the Bezeq Group (“in this section: “Legal Claims”).

In the opinion of the managements of the Bezeq Group companies, based, among other things, on legal opinions as to the likelihood of success of the claims, the financial statements include adequate provisions (as described in Note 17), where provisions are required to cover the exposure resulting from such claims.

In the opinion of the managements of the Bezeq Group companies, the additional exposure (beyond these provisions) as at December 31, 2018 for claims filed against Group companies on various matters and which are unlikely to be realized, amounted to NIS 5.1 billion. There is also additional exposure of NIS 4.6 billion for claims, the chances of which cannot yet be assessed.

In addition, motions for certification of class actions have been filed against the Bezeq Group companies, for which the Bezeq Group has additional exposure beyond the aforesaid, since the exact amount of the claim is not stated in the claim.

The amounts of the additional exposure in this note are linked to the CPI and are stated net of interest.

A.	Following is a detailed description of the Bezeq Group’s contingent liabilities at December 31, 2018, classified into groups with similar characteristics.

		Balance of provisions	Amount of additional exposure	Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims group	Nature of the claims	NIS	NIS	NIS

Customer claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and impairment of the service provided by the Group companies.	134	4,954	*730

Claims by enterprises and companies	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.	4	13	**, ***3,822

Claims of employees and former employees of Group companies	Mainly individual lawsuits filed by employees and former employees of the Group, regarding various payments.	-	3	-

Claims by the State and authorities	Various claims by the State of Israel, government institutions and authorities (“the Authorities”). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).	31	21	-

Supplier and communication provider claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.	-	65	9

Claims for punitive damages, real estate and infrastructure	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.	-	71	-

Total legal claims against the Bezeq Group companies		169	5,127	4,561

*	Including exposure in the amount of NIS 300 against a subsidiary and against four additional defendants.

**	Including exposure of NIS 2 billion for a motion for certification as a class action filed by a shareholder against Bezeq and officers in Bezeq, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees, which the plaintiff estimates at NIS 1.1 billion or NIS 2 billion (depending on the method used to calculate the damage). On August 27, 2018, the court certified the claim as a class action. On October 28, 2018, Bezeq filed a motion for a rehearing of the certification ruling. Subsequently, the court decided to stay the proceedings until a ruling is made on the motion for a rehearing.

***	Two motions for certification of a class action seeking a total of NIS 1.8 billion, filed in June 2017 against Bezeq, officers in the Group and companies in the group of Bezeq’s controlling shareholders regarding the transaction relating to Bezeq’s acquisition of DBS shares from Eurocom DBS Ltd. In accordance with the court’s decision, a joint motion is expected to be filed instead of these two motions. The proceeding was stayed due to the investigation. The court approved the request of the Attorney General to inform the court by October 31, 2019, of the continued conduct of the proceedings in view of the ongoing investigation.

(1)	In 2017 and in June 2018, Bezeq’s shareholders filed motions against Bezeq and DBS for discovery of documents prior to filing a motion for certification of a derivative action in accordance with section 198A of the Companies Law, regarding an interested party transaction between DBS and Spacecom and regarding a transaction for the acquisition of DBS shares by Bezeq. Further to the request of the Israel Securities Authority, in view of the investigation, the procedures have been stayed, at this stage, until April 1, 2019.

It should be noted that in addition to these motions, there is a pending claim and motion for certification as a derivative action against Bezeq, its controlling shareholder in the relevant period and the directors in the relevant period, from 2015, concerning the transaction for Bezeq’s acquisition of the entire holdings and shareholder’s loans of Eurocom DBS in DBS. Further to the position of the ILA, the court ordered a stay of proceedings in the case until December 31, 2018, and on that day, notice was submitted on behalf of the Israel Securities Authority requesting an additional 90-day extension.

(2)	In February 2018, a motion for certification of the claim as a derivative action was filed against Bezeq as a formal respondent, and against directors of Bezeq at the times relevant to the motion and against the controlling shareholders in Bezeq at the times relevant to the motion. The motion relates to Bezeq’s engagement in an assessment agreement with the Tax Authority, which was signed on September 15, 2016, according to which Bezeq paid taxes in the amount of NIS 462 to the Tax Authority for financing income from loans to DBS. On the other hand, it was agreed, among other things, that the losses of DBS for the financing expenses for the shareholders’ loans of Bezeq to DBS will be recognized in full for Bezeq after the merger between Bezeq and DBS. At the request of the Israel Securities Authority, the proceedings were stayed due to the investigation until December 31, 2018, and it requested an extension of the stay in proceedings until April 1, 2019.

(3)	In December 2018, a claim was filed against Walla, alleging that Walla had biased press coverage on its website in favor of the Prime Minister, allegedly in exchange for excessive regulatory benefits granted to its controlling shareholder - Bezeq and its (former) controlling shareholder. The amount of the class action is unknown. At this stage, Walla is unable to assess the chances of the claim.

(4)	Subsequent to the balance sheet date, two claims were filed against the Bezeq Group companies without an exact amount and one claim was filed with exposure of NIS 15. As at the approval date of the financial statements, the chances of the claims cannot be assessed. In addition, claims with exposure of NIS 406 and another three claims without an exact amount came to an end.